Business Combination (Details 3) - Noah Technologies Ltd. [Member] $ in Thousands	Nov. 25, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets	$ (473)
Intangible assets	580
Deferred tax liabilities	(133)
Goodwill	1,485
Total assets acquired	$ 1,459